Deposits, prepayments and other current assets	12 Months Ended
Jun. 30, 2025
Deposits, Prepayments and Other Current Assets [Abstract]
Deposits, prepayments and other current assets

Note 4. Deposits, prepayments and other current assets

At June 30, 2025 and 2024, deposits and prepayments consisted of the following:

	As of June 30,
	2025	2024
Refundable deposits	18,548	21,862
Advance to suppliers	90	214
Other receivables*	153,661	135,273
	$172,299	$157,349

*	As of June 30, 2025 and 2024, other receivables mainly represent the non-trade receivables due from BU Production. BU Production ceased to be a subsidiary of the Company upon the completion of the disposal on September 23, 2024 and the balance with BU Production ceased to be eliminated on consolidation.